Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 50% Portfolio - VIP FundsManager 50% Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	0.14%
Annual Return 2016	4.22%
Annual Return 2017	14.46%
Annual Return 2018	(5.20%)
Annual Return 2019	17.89%
Annual Return 2020	13.98%
Annual Return 2021	10.02%
Annual Return 2022	(13.94%)
Annual Return 2023	12.96%
Annual Return 2024	8.51%